Master Trust - Schedule of Master Trust Net Assets (Details) - 401(k) SP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other assets
Cash	$ 20,808	$ 4,439
Receivables for securities sold	17,058	18,387
Total Master Trust assets	23,082,042	18,857,033
Liabilities
Payables for securities purchased	(36,382)	(13,900)
Net Master Trust assets	23,045,660	18,843,133
Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	21,737,110	17,558,746
Fully benefit-responsive synthetic guaranteed investment contracts	745,342	780,302
Other assets
Cash	5,609	12,700
Receivables for securities sold	10,745	113,787
Accrued income	39,453	31,300
Total Other assets	55,807	157,787
Total Master Trust assets	22,538,259	18,496,835
Liabilities
Payables for securities purchased	(26,413)	(151,488)
Net Master Trust assets	22,511,846	18,345,347
Master Trust | Caterpillar Inc. common stock
EBP, Master Trust [Line Items]
Investments, at fair value	5,495,510	3,784,230
Master Trust | Common stocks
EBP, Master Trust [Line Items]
Investments, at fair value	3,921,926	3,360,443
Master Trust | Preferred stocks
EBP, Master Trust [Line Items]
Investments, at fair value	23,527	16,468
Master Trust | Preferred corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	5,481	7,570
Master Trust | Other corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	1,116,507	899,155
Master Trust | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value	917,546	847,015
Master Trust | Common collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	10,071,355	8,473,155
Master Trust | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	24,181	8,351
Master Trust | Other investments, net
EBP, Master Trust [Line Items]
Investments, at fair value	161,077	162,359
Plan’s Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	20,401,016	16,483,121
Fully benefit-responsive synthetic guaranteed investment contracts	664,818	698,407
Other assets
Cash	5,324	11,860
Receivables for securities sold	10,176	105,187
Accrued income	37,033	29,286
Total Other assets	52,533	146,333
Total Master Trust assets	21,118,367	17,327,861
Liabilities
Payables for securities purchased	(24,904)	(140,577)
Net Master Trust assets	21,093,463	17,187,284
Plan’s Interest in Master Trust | Caterpillar Inc. common stock
EBP, Master Trust [Line Items]
Investments, at fair value	5,008,341	3,444,106
Plan’s Interest in Master Trust | Common stocks
EBP, Master Trust [Line Items]
Investments, at fair value	3,750,064	3,212,938
Plan’s Interest in Master Trust | Preferred stocks
EBP, Master Trust [Line Items]
Investments, at fair value	22,271	15,528
Plan’s Interest in Master Trust | Preferred corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	5,099	7,012
Plan’s Interest in Master Trust | Other corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	1,038,052	832,395
Plan’s Interest in Master Trust | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value	853,555	784,795
Plan’s Interest in Master Trust | Common collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	9,547,626	8,024,304
Plan’s Interest in Master Trust | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	22,685	7,914
Plan’s Interest in Master Trust | Other investments, net
EBP, Master Trust [Line Items]
Investments, at fair value	$ 153,323	$ 154,129